SIGNIFICANT ACCOUNTING POLICIES - Summary of lease commitments (Detail) - USD ($)		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019
Disclosure Of Lease Commitments [Abstract]
Adjusted balance as at 1 January 2019	$ 126,354,000	$ 126,354,000
Less: Short-term leases recognised on a straight-line basis as expense	(20,192,000)	(63,113,000)
Less: Leases of low value assets recognised on a straight-line basis as expense	(153,000)	(73,000)
Operating lease obligations as at 1 January 2019 (without discounting)	106,009,000
Operating lease obligations as at 1 January 2019 (discounted)	69,395,000
Less: Prepayments of lease payments recognised	(729,000)
Lease liabilities as at 31 December 2019	$ 68,666,000	$ 57,946,000